                                    FORM 13F


                                                          OMB APPROVAL
                                                    OMB Number:     3235-0006
                                                    Expires: October 31, 2000
                                                    Estimated average
                                                       burden hours per
                                                       response..........24.7



                UNITED STATES SECURITIES AND EXCHANGE COMMISSION

                              Washington, DC 20549

                               Form 13F COVER PAGE

         Report for the Calendar Year or Quarter Ended: March 31 , 2000
                                                        ---------------
         Check here if Amendment [ ]: Amendment Number:
                                                       ----------------

                       This Amendment (Check only one.):

                          [ ] is a restatement.

                          [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name: Wyser-Pratte Management Co., Inc.
      -------------------------------------------------------------------------
Address: 63 Wall Street
         ----------------------------------------------------------------------
         New York, NY 10005
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------

Form 13F File Number: 28-4502
                         -----------------------------------------------------

               The Institutional Investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Reporting Manager:

Name: Guy Wyser-Pratte
      -------------------------------------------------------------------------

Title: President
       ------------------------------------------------------------------------

Phone: (212) 495-5350
       ------------------------------------------------------------------------

Signature, Place, and Date of Signing:
/s/ Guy Wyser-Pratte
-------------------------------------------------------------------------------
[Signature)

New York, NY
-------------------------------------------------------------------------------
[City, State]

  05/08/2000
-------------------------------------------------------------------------------
[Date)

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here If all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: [If there are no entries in this list, omit this section.]

Form 13F File Number 28-
                        -------------------------------------------------------
Name
    ---------------------------------------------------------------------------

[Repeat as necessary.]

                             Form I3F Summary Page

                                 Report Summary:

Number of Other Included Managers:
     None
   ----------------------------------------------------------------------------

Form 13F Information Table Entry Total:
        19
   ----------------------------------------------------------------------------

Form 13F Information Table Value Total:
     $ 196,330               (thousands)
      -----------------------

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED   NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- -----
CBS CORP.                      com              12490k107     2163    38200 SH       SOLE                    38200
Comsat Corp                    com              20564D107    17349   841164 SH       SOLE                   841164
Cordant Technologies Inc       com              218412104     6963   123100 SH       SOLE                   123100
DII Group Inc                  com              232949107    13036   115300 SH       SOLE                   115300
Delta & Pine Land Co LTD       com              247357106    21713  1099400 SH       SOLE                  1099400
Dexter Corp                    com              252165105     9010   170000 SH       SOLE                   170000
*Dupont EI De Nem              com              263534109     2202    41643 SH       SOLE                    41643
*Intel Corp                    com              458140100     6343    48074 SH       SOLE                    48074
JDS Uniphase                   com              46612j101     2314    19190 SH       SOLE                    19190
MediaOne Group Inc             com              58440j104    17455   215500 SH       SOLE                   215500
Motorola Inc                   com              620076109     3332    23402 SH       SOLE                    23402
Netoptix Corp                  com              64116f103     7832    45600 SH       SOLE                    45600
Reynolds Metals                com              761763101    16505   246800 SH       SOLE                   246800
*SBC Comms Inc                 com              78387G103     1277    30399 SH       SOLE                    30399
Sterling Software Inc          com              859547101    25957   778400 SH       SOLE                   778400
Vastar Resources Inc           com              922380100    21179   285000 SH       SOLE                   285000
Vodafone Group ADR             adr              92857T107     1334    24000 SH       SOLE                    24000
Warner Lambert Co.             com              934488107    17062   175000 SH       SOLE                   175000
*Alcatel Spon ADR              adr              013904305     3304    75420 SH       SOLE                    75420



*Note: Investment Advisor had identical SHORT positions in these securities as of 03/31/2000.

                                      Page 1